Note 1 - Nature of Operations and Going Concern (Details Textual) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Retained earnings	$ (24,455,404)	$ (21,481,123)	$ (17,869,111)